Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Collateral and Other Credit Improvements (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	$ 225,967,540	$ 281,563,524
Total collateral	55,540,563	70,061,801
Guarantees received [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	386,665,521	529,903,115
Fair value of collateral Pledges on time deposits	378,939	624,925
Fair value of collateral Deferred payment checks	2,692,107	5,290,304
Fair value of collateral Mortgage on real property	21,976,849	28,298,890
Fair value of collateral Pledges on vehicles and machinery	4,032,701	6,669,946
Fair value of collateral Pledges on personal property	1,076,615	1,140,508
Fair value of collateral Other	25,383,352	28,037,228
Total collateral	55,540,563	70,061,801
Net exposure	331,124,958	459,841,314
Associated ECL	5,135,597	5,968,329
Guarantees received [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	225,967,540	281,563,524
Fair value of collateral Pledges on time deposits	376,892	624,925
Fair value of collateral Deferred payment checks	2,692,107	5,290,304
Fair value of collateral Mortgage on real property	21,976,849	28,298,890
Fair value of collateral Pledges on vehicles and machinery	4,032,701	6,669,946
Fair value of collateral Pledges on personal property	1,076,615	1,140,508
Fair value of collateral Other	24,720,494	27,876,497
Total collateral	54,875,658	69,901,070
Net exposure	171,091,882	211,662,454
Associated ECL	5,069,726	5,951,735
Guarantees received [member] | Contingent transactions [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	94,567,785	148,988,857
Fair value of collateral Pledges on time deposits	2,047
Fair value of collateral Other	662,858	160,731
Total collateral	664,905	160,731
Net exposure	93,902,880	148,828,126
Associated ECL	17,273	16,506
Guarantees received [member] | Other debt securities at fair value through OCI [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	46,881,489	86,811,780
Net exposure	46,881,489	86,811,780
Associated ECL	210
Guarantees received [member] | Other debt securities at amortized cost [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	17,631,926	12,538,954
Net exposure	17,631,926	12,538,954
Associated ECL	46,734	88
Guarantees received [member] | Sundry debtors [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	1,616,781
Net exposure	1,616,781
Associated ECL	1,654
Collateral held for stage3 assets [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	3,873,074	5,289,959
Fair value of collateral Pledges on time deposits		6,007
Fair value of collateral Deferred payment checks	2,267	107,944
Fair value of collateral Mortgage on real property	540,206	753,106
Fair value of collateral Pledges on vehicles and machinery	122,688	218,820
Fair value of collateral Pledges on personal property	8,671
Fair value of collateral Other	701,817	713,019
Total collateral	1,375,649	1,798,896
Net exposure	2,497,425	3,491,063
Associated ECL	2,179,701	2,349,145
Collateral held for stage3 assets [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	3,873,074	5,289,959
Fair value of collateral Pledges on time deposits		6,007
Fair value of collateral Deferred payment checks	2,267	107,944
Fair value of collateral Mortgage on real property	540,206	753,106
Fair value of collateral Pledges on vehicles and machinery	122,688	218,820
Fair value of collateral Pledges on personal property	8,671
Fair value of collateral Other	701,817	713,019
Total collateral	1,375,649	1,798,896
Net exposure	2,497,425	3,491,063
Associated ECL	$ 2,179,701	$ 2,349,145